Loans Receivable, Net (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
1-89 Days Past Due	$ 2,352,552	$ 1,344,320
Greater than 90 Days Past Due	2,815,358	1,703,879
Total Past Due	5,167,910	3,048,199
Current	85,035,503	82,733,094
Total Loans	90,203,413	85,781,293
Business Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
1-89 Days Past Due	2,039,559	1,344,320
Greater than 90 Days Past Due	1,866,436	1,363,998
Total Past Due	3,905,995	2,708,318
Current	52,714,898	61,138,762
Total Loans	56,620,893	63,847,080
Personal Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
1-89 Days Past Due	312,993
Greater than 90 Days Past Due	948,922	339,881
Total Past Due	1,261,915	339,881
Current	32,320,605	21,594,332
Total Loans	$ 33,582,520	$ 21,934,213